Capital Structure, Financial Risk and Related Items - Warrant Program (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital attributed to exercise of warrants	1.00%	1.00%	2.00%
Government bonds maturity period	5 years
April 2012 - March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Percentage of share capital attributed to exercise of warrants	25.00%
March 2017 - February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years
Percentage of share capital attributed to exercise of warrants	100.00%